nventories, net	12 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
nventories, net

Note 5 – Inventories, net

Inventories consist of the following:

	As of June 30,
	2026	2025
Bunkering marine oil	$9,499,965	$7,627,129

There were no inventory write-downs for the year ended June 30, 2026, the six months ended June 30, 2025, and the years ended December 31, 2024 and 2023.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023